Operating Segments (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Summary of segmental information
Contract/Grant Revenue	$ 2,959,254	$ 3,879,675	$ 8,750,291	$ 5,795,788	$ 8,768,390	$ 7,043,016
Income (Loss) from Operations	(1,498,817)	(1,269,666)	(4,414,479)	(4,862,684)	(7,110,276)	(10,761,349)
Amortization and Depreciation Expense	22,466	62,840	67,902	184,496	247,458	245,787
Other Income (Expense), Net	(174,400)	4,044,014	1,499,055	(909,984)	(1,209,887)	3,437,505
Share-Based Compensation	117,250	134,924	453,935	414,112	654,481	720,150
Identifiable Assets	7,753,804		7,753,804		7,387,122	6,954,248
Vaccines/BioDefense [Member]
Summary of segmental information
Contract/Grant Revenue	2,959,254	3,879,675	8,750,291	5,781,816	8,754,418	6,756,388
Income (Loss) from Operations	239,012	653,415	1,291,123	1,040,627	1,263,709	807,164
Amortization and Depreciation Expense	10,090	10,093	30,150	29,820	39,925	39,625
Share-Based Compensation	25,164	19,344	77,393	63,280	111,960	114,920
Identifiable Assets	1,801,149		1,801,149		2,123,676	1,025,220
BioTherapeutics [Member]
Summary of segmental information
Contract/Grant Revenue				13,972	13,972	286,628
Income (Loss) from Operations	(908,086)	(959,065)	(2,822,766)	(3,094,883)	(4,487,988)	(7,674,381)
Amortization and Depreciation Expense	10,313	50,673	31,309	148,913	199,661	199,196
Share-Based Compensation	30,496	29,180	96,313	88,615	148,244	193,926
Identifiable Assets	56,555		56,555		76,183	204,308
Corporate [Member]
Summary of segmental information
Income (Loss) from Operations	(829,743)	(964,016)	(2,882,836)	(2,808,428)	(3,885,997)	(3,894,132)
Amortization and Depreciation Expense	2,063	2,074	6,443	5,763	7,872	6,966
Other Income (Expense), Net	(174,400)	4,044,014	1,499,055	(909,984)	(1,209,887)	3,437,505
Share-Based Compensation	61,590	$ 86,400	280,229	$ 262,217	394,277	411,304
Identifiable Assets	$ 5,896,100		$ 5,896,100		$ 5,187,263	$ 5,724,720